SHORT-TERM DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]	Short-term debt as of June 30, 2014 and December 31, 2013 consisted of:

Short-term debt	June 30, 2014	December 31, 2013
Notes payable to unrelated third party	$-	$75,000
Notes payable to related party	516,674	111,794
Short term loan payable	76,738	-
Total short-term debt	$593,412	$186,794
Short-term debt at December 31, 2013 and 2012 consists of:
	2013	2012
Note payable to unrelated third party payable	$75,000	$-
Notes payable to related party	111,794
Total current debt	$186,794	-

Schedule of Long-term Debt Instruments [Table Text Block]	Long-term debt at December 31, 2013 and 2012 consists of:

	2013	2012
Loan to a bank payable in monthly installments of $1,535 including interest at 8.8% through May 2016. The note is secured by a vehicle.	$-	$58,848
Notes payable to unrelated third party payable		50,000
Total long-term debt		108,848
Less current portion		(16,428)
Long-term portion	$-	$92,420